Advances from Joint Venture Partners	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Advances from Joint Venture Partners
Note 8 - Advances from Joint Venture Partners
Advances from joint venture partners relate to unspent funds received pursuant to approved exploration programs by the Company and its joint venture partners. As at December 31, 2024 and 2023, the Company's advances from joint venture partners consist of the following:

	As at December 31,
	2024	2023
U.S.A.	$413	$975
Sweden and Norway	-	19
Total	$413	$994